Income Taxes - Disclosure of detailed information about income (loss) before income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Major components of tax expense (income) [abstract]
Earnings for the period before income taxes	$ 19,063	$ (8,765)
Statutory tax rate	27.00%	27.00%
Income taxes computed at statutory rates	$ 5,147	$ (2,366)
Change in deferred tax assets not recognized	6,054	7,007
Change in tax rate	0	120
Differing effective tax rate on earnings in foreign jurisdiction	(4,208)	(26)
Statutory depletion	(4,042)	(737)
State tax, net of federal benefit	5,501	552
Gain on bargain purchase of Florida Canyon Gold Inc.	0	(3,829)
Realized debt conversion feature losses	10,358	0
Adjustments with respect of prior periods	1,364	0
Share-based compensation	501	417
Other	631	(402)
Tax expense (income)	$ 21,306	$ 736